Consolidated Statements of Operations - USD ($) shares in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Total revenue	$ 111,174	$ 85,884
Total costs of revenue	51,203	37,945
Gross profit	59,971	47,939
Operating expenses:
Research and development	55,379	17,710
Selling, general, and administrative	152,360	41,791
Total operating expenses	207,739	59,501
Loss from operations	(147,768)	(11,562)
Other income (expense):
Interest income	1,811	19
Interest expense	(676)	(1,501)
Transaction costs	(565)	0
Change in fair value of warrants liabilities	(48,370)	0
Change in fair value of contingent earn-out liability	(140,454)	0
Other expense, net	(2,255)	(900)
Total expense	(190,509)	(2,382)
Loss before provision (benefit) for income taxes	(338,277)	(13,944)
Provision (benefit) for income taxes	(217)	77
Net loss	$ (338,060)	$ (14,021)
Net loss per share, basic and diluted
Basic (in dollars per share)	$ 2.58	$ 0.43
Diluted (in dollars per share)	$ 2.58	$ 0.43
Weighted-average shares used in per share calculation, basic and diluted
Basic (in shares)	131,278	32,841
Diluted (in shares)	131,278	32,841
Subscription
Total revenue	$ 61,275	$ 41,558
Total costs of revenue	14,754	11,445
License
Total revenue	4,761	3,500
Total costs of revenue	0	69
Services
Total revenue	12,592	7,702
Total costs of revenue	10,046	6,131
Product
Total revenue	32,546	33,124
Total costs of revenue	$ 26,403	$ 20,300